Details to the consolidated statements of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [line items]
Increase in inventories	$ (376)	$ (194)	$ (996)	$ (619)
Increase in trade receivables	(425)	(413)	(1,275)	(909)
Increase/(decrease) in trade payables	127	11	214	(132)
Change in other current and non-current assets	(111)	70	(288)	(293)
Change in other current liabilities	623	472	679	(112)
Total	$ (162)	$ (54)	$ (1,666)	$ (2,065)